Significant Accounting Judgements, Estimates and Assumptions	12 Months Ended
Dec. 31, 2023
Significant Accounting Judgements, Estimates and Assumptions
Significant Accounting Judgements, Estimates and Assumptions

Note 2 Significant Accounting Judgements, Estimates and Assumptions

The preparation of the Group’s consolidated financial statements in accordance with IFRS requires management to make judgements, estimates and assumptions that affect the recorded amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

Judgements, estimates and assumptions are evaluated on an ongoing basis. Changes in judgements, estimates and assumptions are recognized in the period the change has occurred if the change only affects that period, and future period if the change affects both the current period and future periods.

Significant accounting judgements, estimates and assumptions are disclosed in detail in the corresponding note to which the judgement, estimate and assumption relate. Significant accounting judgements, estimates and assumptions relates to:

●	Revenue recognition - note 3,
●	Loss carryforwards - note 13,
●	Intangible assets - note 15, and
●	Expected credit losses - note 20.

A summarized description of each significant accounting judgment, estimate and assumption is presented below. For additional details of the significant accounting judgments, estimates and assumptions refer to the notes referenced above.

Revenue Recognition

Outlicensing of Product

Revenue for the outlicensing of Nefecon is recognized at the point in time when control of the intellectual property is transferred, while revenue for the provision of certain regulatory services is reported over time as the services are performed. The revenue allocated to the performance obligation for outlicensing is based on the residual approach and the allocation of revenue to the performance obligation for regulatory services is based on the expected costs to provide the service, with the addition of a profit margin based on comparable companies. The identification of and allocation of the transaction price between these performance obligations hence has a significant impact on the Group's revenue recognition, as the revenue recognition patterns differ between the performance obligations.

The revenue contracts also contain variable remuneration in the form of regulatory and commercial milestones. Variable remuneration is initially considered constrained, as there is significant uncertainty as to whether the associated milestones will occur. Compensation attributable to sales-based milestones or royalties is not recognized until the sale that results in the right to the royalties has occurred. Determining whether the criteria for recognition of the variable remuneration has been met hence has significant effects on revenue recognition and requires significant judgment by Management.

Gross to Net Accounting

There are various sales deductions and rebates relating to product sales in the United States that are deducted from the gross sales as part of the revenue recognition process. As the actual sales deductions are not known at the point of sale, estimates are made in determining the initial deduction of rebates, and are then subject to true-up as actual data is obtained.

Intangible Assets

Goodwill and intangible assets, not yet available for use

Goodwill and intangible assets not yet available for use are assessed for impairment at each reporting date based on their recoverable amounts, including key assumptions such as the timing of potential commercialization, market size, market share, probability of reaching the market and the discount rates.

Capitalization of intangible assets

The Group capitalizes expenditures for the development of pharmaceuticals to the extent that it is expected to meet the criteria in accordance with IAS 38 — Intangible Assets. The assessment is based on significant judgments made by management, including the technical feasibility of completing the intangible asset so that it will be available for use or sale and assumptions used to demonstrate that the asset will generate probable future economic benefits (e.g., projected cash flow projections, discount rate). Capitalization of expenditures is generally made in the late stage of the development, for example after full approval, depending on when the criteria are deemed to have been met. The reason for this is that before then it is uncertain whether the expenditure will generate future economic benefits and that financing the completion of the asset is not yet guaranteed.

Loss Allowance for Expected Credit Losses for Accounts Receivable

Management makes loss allowance for expected credit losses for accounts receivable that correspond to their maturity. The estimate is based on any increased credit risk, on individual or collective basis, considering reasonable and supportable information, including that which is forward-looking. The allowance for expected credit risk is an estimate based on maturity structure accounts receivable and specific customer knowledge. Generally, invoices are due for payment within 30-45 days.

Loss Carryforwards

The Groups tax losses carried forward have not been recognized as deferred tax assets in the statement of financial position as of December 31, 2022, except for such circumstances where there are future temporary differences that such losses can be used to offset. Deferred tax assets will be recognized for unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized.

The Group has identified an uncertain tax position in relation to the ability to use tax loss carried forward in France due to transactions performed historically. The related tax losses carried forward has not been recognized as deferred tax assets in the consolidated statements of financial position.

Key Sources of Estimation Uncertainty

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.